Note G - Deposits - Interest-Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
NOW accounts	$ 155,166	$ 158,650
Savings and Money Market	237,868	241,018
In denominations of $250,000 or less	178,736	181,690
In denominations of more than $250,000	37,113	21,711
Total	215,849	203,401
Total interest-bearing deposits	$ 608,883	$ 603,069